Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Fair Values of Financial Instruments

The estimated fair values of the the Group’s financial instruments are:

	December 31, 2014		December 31, 2013
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	458.0	458.0	325.0	325.0
Receivables	122.4	122.4	146.7	146.7
Non-current investments *	286.5	279.9	268.9	269.7
Financial liabilities
Long-term loans	1,770.7	1,614.4	1,938.6	1,794.4
Accounts payable and provisions	460.6	460.6	402.1	402.1
Interest payable	11.2	11.2	12.4	12.4
Short-term loans and current portion of long-term loans	140.2	140.2	121.5	121.5
Other non-current liabilities	9.1	9.1	10.9	10.9

*	Fair value determined by using cost for Far South East due to a market value not being readily available.

Financial Assets and Liabilities Measured at Fair Value by Level

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Items listed below are included in the financial assets and liabilities total above:

	Fair value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	4.4	4.4	—	—
Trade receivable from provisional copper concentrate sales, net	29.5	—	29.5	—

	33.9	4.4	29.5	—

Liabilities:
Oil derivative contracts	—	—	10.3	—

	—	—	10.3	—

	Fair value at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	3.2	3.2	—	—
Trade receivable from provisional copper concentrate sales, net	58.2	—	58.2	—

	61.4	3.2	58.2	—